Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents

Cash consisted of the following:

	As of March 31,
	2025	2024
Cash on hand	$363	$367
Bank balances	1,217,396	744,994
Other monetary funds	209	211
Cash and cash equivalents – Continuing operations	1,217,968	745,572
Cash and cash equivalents – Discontinued operations	—	17,087,419
Total	$1,217,968	$17,832,991